Angel Oak Mortgage Trust 2021-3 ABS-15G

Exhibit 99.8

Loan Number 1	Loan Number 2	Client	Project	Pool	Fund	Loan Review Status	Property State	Original Loan Amount	Finding Category	Finding Sub-Category	FindingStatus	Finding Grade	Finding Description	Finding Comment	Lender Response	Lender Status
2021030036	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan is escrowed.
2021030259	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Eligibility	Eligibility	Waived	Waived	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	Loan was approved using a xxxx credit score and rate of xxxx% and an xxxx% LTV/CLTV. Per Guidelines, maximum LTV for a rate of xxxx% for a xxxx months bank statement loan with a minimum credit score of xxxx is xxxx%.

xxxx: Lender provided post closing exception approval: Loan was approved using a xxxx credit score and rate of xxxx% and an xxxx% LTV/CLTV. Per Guidelines, maximum LTV xxxx% for rate.
2021030259	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Eligibility	Eligibility	Waived	Waived	* Original CLTV does not meet eligibility requirement(s) (Lvl W)	Loan was approved using a xxxx credit score and rate of xxxx% and an xxxx% LTV/CLTV. Per Guidelines, maximum LTV for a rate of xxxx% for a xxxx months bank statement loan with a minimum credit score of xxxx is xxxx%.

xxxx: Lender provided post closing exception approval waiving issue: Loan was approved using a xxxx credit score and rate of xxxx% and an xxxx% LTV/CLTV. Per Guidelines, maximum LTV xxxx% for rate.
2021030121		xxxx	xxxx	xxxx		QC Complete	Georgia	xxxx	Compliance	Compliance	Active	1: Acceptable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 1)	No condition require.
2021030215	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met
2021030571	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx% Allowed: xxxx% Over by: +xxxx%
2021030243	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed.
2021030521		xxxx	xxxx	xxxx		QC Complete	Tennessee	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx%
2021030521	xxxx	xxxx	xxxx	QC Complete	Tennessee	xxxx	Credit	Credit	Waived	Waived	* Final Application Incomplete (Lvl W)	Less than two year employment history reflect on final (1003)application., however borrower years in line of work is xxxx years

xxxx: client waived exception post closing with compensating factors of xxxx% DTI, payment shock of -xxxx and xxxx FICO.
2021030328		xxxx	xxxx	xxxx		QC Complete	South Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx%.
2021030149		xxxx	xxxx	xxxx		QC Complete	North Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	The loan is a rate spread home loan, as defined in the legislation. For more information please see the xxxx Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the xxxx Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.
2021030035	xxxx	xxxx	xxxx	QC Complete	North Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan does not qualify for a safe harbor. The loan has an APR of xxxx%. The APR threshold to qualify for a safe harbor is xxxx%.

Loan fails Qualified Mortgage Points and fees test due to the loan amount exceeds $xxxx and the fees charged to the Borrower(s) exceed xxxx% the loan amount. The Note reflects a loan amount of $xxxx Fees charged to the Borrower(s) equal $$xxxx which equal xxxx% of the loan amount.
2021030216		xxxx	xxxx	xxxx		QC Complete	North Carolina	xxxx	Eligibility	Eligibility	Waived	Waived	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl W)	DTI of xxxx% exceeds maximum of 50% allowed per guidelines. xxxx: Client waived exception post closing with compensating factors of xxxx FICO and xxxx months reserves
2021030329		xxxx	xxxx	xxxx		QC Complete	North Carolina	xxxx	Valuation	Value	Active	2: Acceptable with Warnings	* Property value and predominant value vary by more than 50% (Lvl 2)	Appraiser commentary missing regarding subject property value and predominant value vary by more than 50%.
2021030422	xxxx	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030422	xxxx	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Eligibility	Eligibility	Waived	Waived	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	Per Guidelines the max LTV score allowed with a credit score of xxxx would be xxxx%.

xxxx: Client waived exception post closing with compensating factors of .xxxx Payment shock, xxxx months reserves, Residual income of $xxxx.
2021030422	xxxx	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Credit	Guidelines	Waived	Waived	* Credit history does not meet guidelines (Lvl W)	Only xxxx months of housing history was provided. Per guidelines borrowers with an LTV of xxxx% must provide xxxx months of housing history.

xxxx: Client waived exception post closing with compensating factors of .xxxx Payment shock, xxxx months reserves, Residual income of $xxxx.
2021030422	xxxx	xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2)	Credit of $xxxx was given to borrower at closing to cure failure.
2021030422	xxxx	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Eligibility	Eligibility	Waived	Waived	* Original CLTV does not meet eligibility requirement(s) (Lvl W)	Per Guidelines the max LTV score allowed with a credit score of xxxx would be xxxx%.

xxxx : Client waived exception post closing with compensating factors of .xxxx Payment shock, xxxx months reserves, Residual income of $xxxx.
2021030422	xxxx	xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed the 0% tolerance test. Appraisal fee increased from $xxxx on the inital LE dated xxxx o $xxxx on the final CD dated xxxx Credit of $xxxx was given to borrower at closing to cure failure.
2021030181	xxxx	xxxx	xxxx	QC Complete	North Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx% Allowed: xxxx% Over by: +xxxx%
2021030181		xxxx	xxxx	xxxx		QC Complete	North Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Missing COC for fee increase on CD dated 1 xxxx . CD dated 1 xxxx reflects a Recording Fee of $xxxx, however, CD dated 1 xxxx reflects the Recording Fee of $xxxx. This is a cumulative fee increase of $xxxx in Creditor's Providers Fees which exceeds the 10% tolerance for Creditor's Providers fees and a valid COC is required. Cure was given to the borrower at closing
2021030181		xxxx	xxxx	xxxx		QC Complete	North Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2)	The loan is a rate spread home loan, as defined in the legislation. For more information please see the xxxx Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the xxxx Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.
2021030217	xxxx	xxxx	xxxx	QC Complete	North Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the xxxx rate spread home loan test. ( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the xxxx Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the xxxx Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.
2021030217		xxxx	xxxx	xxxx		QC Complete	North Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* Higher Price Mortgage Loan (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx%.
2021030324	xxxx	xxxx	xxxx	QC Complete	Tennessee	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
r. The loan has an APR of xxxx%. The APR threshold is xxxx%.
2021030182	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and seco
2021030122		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx%.
2021030183		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx%.
2021030183		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Eligibility	Eligibility	Waived	Waived	* Qualifying Credit Score does not meet eligibility requirement(s) (Lvl W)	Per xxxx matrix, minimum rate for a credit score of xxxx and LTV of xxxx% is xxxx%. Loan was approved with a rate of xxxx%. xxxx : Lender waived exception post closing.
2021030330		xxxx	xxxx	xxxx		QC Complete	Georgia	xxxx	Credit	Guidelines	Active	2: Acceptable with Warnings	* Loan does not conform to program guidelines (Lvl 2)	Loan Amount is less than the minimum allowed by program. Approved by client with compsenating factors of LTV xxxx% abd xxxx months reserves
2021030572	xxxx	xxxx	xxxx	QC Complete	Virginia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx% Allowed: xxxx% Over by: +xxxx%
2021030095	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan is escrowed.
2021030245		xxxx	xxxx	xxxx		QC Complete	South Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021030151	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030151		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Credit	Credit	Active	2: Acceptable with Warnings	* Required Documentation Missing or Incomplete (Lvl 2)	Missing Business questionnaire.
2021030124		xxxx	xxxx	xxxx		QC Complete	Montana	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021030103	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Eligibility	Eligibility	Waived	Waived	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	LTV of xxxx% exceeds guidelines. Maximum LTV for Borrower with minimum credit score of xxxx and interest rate of xxxx is xxxx%. Borrower's credit score is xxxx.

 xxxx : Per the guidelines dated 1 xxxx based off the application date of 1 xxxx , the rate of a xxxx month bank statement loan with a minimum credit score of xxxx and a LTV of xxxx% is xxxx . The borrowers credit score is xxxx per the credit report in the file. The note rate is xxxx , which would permit a maximum LTV of xxxx%. Exception remains.

xxxx : Client waived exception post closing with compensating factors of Self-Employed 5+yrs, More than $xxxx in residual income and More than $20,000 in reseves
2021030103	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. APR of xxxx exceeds maximum of xxxx .
2021030103	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Eligibility	Eligibility	Waived	Waived	* Original CLTV does not meet eligibility requirement(s) (Lvl W)	CLTV of xxxx% exceeds guidelines. Maximum CLTV for Borrower with minimum credit score of xxxx and interest rate of xxxx is xxxx%. Borrower's credit score is xxxx.

 xxxx : Per the guidelines dated 1 xxxx based off the application date of 1 xxxx , the rate of a xxxx month bank statement loan with a minimum credit score of xxxx and a LTV of xxxx% is xxxx . The borrowers credit score is xxxx per the credit report in the file. The note rate is xxxx , which would permit a maximum LTV of xxxx%. Exception remains.

xxxx : Client waived exception post closing with compensating factors of Self-Employed 5+yrs, More than $xxxx in residual income and More than $xxxx in reseves
2021030096		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	TRID Violation due to a fee increase on CD dated 1 xxxx . LE dated 1 xxxx reflects a Recording Fee of $xxxx, however, Revised CD dated 1 xxxx reflects the Recording Fee of $xxxx. This is a fee increase of $xxxx for a Non-Shoppable Fee which exceeds the 10% tolerance for Non-Shoppable Fees. Specific credit of $xxxx has been provided as cure at closing.
2021030096		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, xxxx Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the xxxx Financial Code. While the xxxx Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan is escrowed.
2021030096		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. APR of xxxx exceeds maximum permitted of xxxx%. Loan is escrowed.
2021030218		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021030331	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) FAIL
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030104		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021030219		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Valuation	Value	Active	1: Acceptable	* Property value and predominant value vary by more than 50% (Lvl 1)	Out of Scope
2021030219	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed.
2021030220		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021030220	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Eligibility	Eligibility	Waived	Waived	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl W)	Per Guidelines if LTV is greater than xxxx% then, Max DTI allowed is xxxx%. However, in this transaction DTI is xxxx .

 xxxx : Lender provided bank statement deposits list which matches our deposits - lender 1008 reflects a DTI of xxxx no exception noted for DTI - issue remains

xxxx : Client waived exception post closing with compensating factors of More than $xxxx in reserves, More than $xxxx residual income, and Been on Job more than xxxx years
2021030152	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Eligibility	Eligibility	Waived	Waived	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl W)	DTI of xxxx% exceeds guidelines maximum of xxxx%. Lender included large unsourced deposits, as well as bank transfers into calculations, which were not included in review.

xxxx : Lender waived exception post closing using compensating factors of xxxx payment shock, xxxx months reserves, and residual income of $xxxx
2021030152		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed the 0% tolerance test. Appraisal fee increased by $xxxx. Cure given at closing for violation.
2021030152	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is esccrowed.
2021030332	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed
2021030094		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021030094	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	1. TRID Violation due to a fee addition on Initial CD dated 1 xxxx . LE dated 1 xxxx reflects Mortgage Broker Fee of $xxxx, however, Initial CD dated 1 xxxx reflects Mortgage Broker Fee of $xxxx. This is a fee increase of $xxxx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Valid Change of Circumstance was not provided.

xxxx : Valid COC provided clearing Broker Fee tolerance failure. Loan failed the 0% tolerance for an increase of transfer taxes. Cure was given at closing. Condition downgraded to a 2.
2021030094	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	2. TRID Violation due to a fee addition on revised CD dated 1 xxxx . LE dated 1 xxxx reflects Credit Report Fee of $xxxx, however, Revised CD dated 1 xxxx reflects Credit Report Fee of $xxxx. This is a fee increase of $xxxx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Specific credit of $xxxx has been provided as cure at closing.

3. TRID Violation due to a fee addition on revised CD dated 1 xxxx . LE dated 1 xxxx reflects Transfer Tax of $xxxx, however, Revised CD dated 1 xxxx reflects Transfer Tax of $xxxx. This is a fee increase of $xxxx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Specific credit of $xxxx has been provided as cure at closing.
2021030116	xxxx	xxxx	xxxx	QC Complete	Colorado	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* Missing or incomplete Right of Rescission (Lvl 2)	Right of Rescission signed by the borrower with "I wish to Cancel" Corrected Right of Recision was not in loan file.

 xxxx : Updated RTC received. No evidence of delivery or letter of explanation provided showing sent to the borrower. Exception remains as evidence of delivery and LOE are required.

 xxxx : Updated RTC received. RTC delivered to borrower xxxx and expires xxxx . Exception can be cured after RTC expiration.
xxxx : RTC expired. Exception marked as cured, grade changed to an Event level 2.
2021030116		xxxx	xxxx	xxxx		QC Complete	Colorado	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan does not qualify for a safe harbor. The loan has an APR of xxxx . The APR threshold to qualify for a safe harbor is xxxx .
2021030186	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030105	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Eligibility	Eligibility	Waived	Waived	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl W)	DTI of xxxx% exceeds guidelines maximum of 50%. Lender did not exclude large unsourced deposits and online transfers into calculations.

xxxx : Client waived exception post closing with compensating factors of self-employed for more than 5 years, more than $xxxx in residual income and more than $xxxx in reserves.
2021030105	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	**NEW EXCEPTION DUE TO DOCUMENTATION RECEIVED**

Loan failed the 0% tolerance test. Appraisal fee increased from $xxxx on the initial LE to $xxxx on the final CD, a violation of $xxxx. Cure was not provided at closing.
2021030105	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan is escrowed.
2021030153	xxxx	xxxx	xxxx	QC Complete	Colorado	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx .
2021030241	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030097		xxxx	xxxx	xxxx		QC Complete	Minnesota	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
2021030117		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Loan failed the QM DTI Threshold due to a DTI of 4 xxxx .
2021030221	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
2021030154		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021030106	xxxx	xxxx	xxxx	QC Complete	Washington	xxxx	Eligibility	Eligibility	Waived	Waived	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl W)	DTI of 6 xxxx exceed maximum of 50%. Lender included unsourced large deposits into calculations which were not sourced.

 xxxx : Client states "We do not apply this rule to the income calculation". However standard underwriting practice is to exclude abnormally large deposits which are not sourced. Exception remains as large deposits were not sourced and therefore not included into calculations.

xxxx : Client waived eception post closing with compensating factors of $xxxx in reserves, self- employed for more than 10 years.
2021030106	xxxx	xxxx	xxxx	QC Complete	Washington	xxxx	Credit	DTI	Waived	Waived	* DTI > 60% (Lvl W)	DTI of xxxx exceed maximum of 50%. Lender included unsourced large deposits into calculations which were not sourced.

 xxxx : Client states "We do not apply this rule to the income calculation". However standard underwriting practice is to exclude abnormally large deposits which are not sourced. Exception remains as large deposits were not sourced and therefore not included into calculations.

xxxx : Client waived eception post closing with compensating factors of $xxxx in reserves, self- employed for more than 10 years.
2021030098	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Valuation	Property	Waived	Waived	* Property zoned rural and contains more than 10 acres (Lvl W)	Subject property has xxxx acres. Per guidelines A maximum of ten (10) acres is allowed, however parcels not exceeding twenty (20) acres may be considered if it is typical for the area and value/marketability is supported with appraisal comparables of similar acreage.

xxxx : Lender waived exception post closing based on comp factors of xxxx credit score, xxxx% DTI, xxxx months reserves and residual income of $xxxx.
2021030098	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	CA AB 260 Higher-Priced Mortgage Loan Lending Policies
This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, xxxx Financial Code Division 1.9
4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
 xxxx Financial Code.
FAIL
While the xxxx Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030155		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021030107		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021030379		xxxx	xxxx	xxxx		QC Complete	New Jersey	xxxx	Valuation	Value	Active	2: Acceptable with Warnings	* Property listed for sale in past 12 months (Lvl 2)	Per Appraisal and Title commitment, property was sold on xxxx.
2021030379	xxxx	xxxx	xxxx	QC Complete	New Jersey	xxxx	Eligibility	Eligibility	Waived	Waived	* Original CLTV does not meet eligibility requirement(s) (Lvl W)	Per guidelines, the maximum allowed LTV for a Second Home would be xxxx%. Using the lender's valuation the LTV exceeds guidelines.

xxxx : Client waived exception post closing with compensating factor of residual income of $xxxx
2021030379	xxxx	xxxx	xxxx	QC Complete	New Jersey	xxxx	Eligibility	Eligibility	Waived	Waived	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	Per guidelines, the maximum allowed LTV for a Second Home would be xxxx%. Using the lender's valuation the LTV exceeds guidelines.

xxxx : Client waived exception post closing with compensating factor of residual income of $xxxx
2021030379		xxxx	xxxx	xxxx		QC Complete	New Jersey	xxxx	Credit	Doc Issue	Active	1: Acceptable	* Credit report >90 days old at closing (Lvl 1)	Latest credit report in the document file is dated 0 xxxx . Loan consummation date is 0 xxxx .
2021030379	xxxx	xxxx	xxxx	QC Complete	New Jersey	xxxx	Eligibility	Eligibility	Waived	Waived	* Qualifying Credit Score does not meet eligibility requirement(s) (Lvl W)	Per Guidelines, the minimum credit score allowed for cash out >$xxxx is xxxx. Borrower's credit score is xxxx.

xxxx : Client waived exception post closing with compensating factor of residual income of $xxxx
2021030222		xxxx	xxxx	xxxx		QC Complete	Maryland	xxxx	Valuation	Value	Active	2: Acceptable with Warnings	* Property value and predominant value vary by more than 50% (Lvl 2)
2021030156	xxxx	xxxx	xxxx	QC Complete	Kansas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030108	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, xxxx Financial Code Division 1.9
4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
 xxxx Financial Code.
While the xxxx Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030109		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Credit	Credit	Active	2: Acceptable with Warnings	* DSCR is less than 1.00 (Lvl 2)	DCSR is less than xxxx. DCSR is xxxx based off of the documentation in the file. LTV is xxxx% however qualifying credit score is xxxx which is below xxxx minimum required for no DCSR.
2021030119		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed safe habor test. This loan does not qualify for a safe harbor. The loan has an APR of xxxx . The APR threshold to qualify for a safe harbor is xxxx .
2021030246	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
2021030110	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. loan is Escrowed.
2021030099		xxxx	xxxx	xxxx		QC Complete	Pennsylvania	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021030261	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Credit	Guidelines	Waived	Waived	* Loan does not conform to program guidelines (Lvl W)	Note is signed in the name of an LLC. Per program guidelines LLC's are ineligible borrowers.

xxxx : client waived exception post closing with compensating factors of xxxx FICO, xxxx% LTV and xxxx months reserves,
2021030111	xxxx	xxxx	xxxx	QC Complete	South Carolina	xxxx	Eligibility	Eligibility	Waived	Waived	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl W)	DTI of xxxx exceeds maximum of 50%. Lender included large unsourced deposits into calculations, which were excluded in the review.

xxxx : Client waived exception post closing with compensating factors of credit score exceeding min req'd, more than $xxxx in reserves, and self employed for 5+ years.
2021030111	xxxx	xxxx	xxxx	QC Complete	South Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. APR of xxxx exceeds maximum of xxxx% Loan is escrowed.
2021030120	xxxx	xxxx	xxxx	QC Complete	North Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* Higher Price Mortgage Loan (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. APR of xxxx exceeds maximum of xxxx . Loan is escrowed
2021030120	xxxx	xxxx	xxxx	QC Complete	North Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the xxxx Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the xxxx Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.
2021030120	xxxx	xxxx	xxxx	QC Complete	North Carolina	xxxx	Eligibility	Eligibility	Waived	Waived	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	The Maximum LTV allow with a minimum Credit Score of xxxx xxxx%. The Borrowers credit score is xxxx.

 xxxx : Per the Bank Statement guidelines dated 1 xxxx , the rate for a credit score of xxxx and LTV of xxxx% would be xxxx . The borrower's rate per the note is xxxx , which is less than the xxxx stated in the guidelines. Loan is a xxxx month bank statement loan, so no adjustments made. Exception remains as the maximum LTV for the rate of xxxx is xxxx%.

xxxx : Exception waived by client per email from xxxx Dated xxxx . Downgraded to an Event Level 2.
2021030120	xxxx	xxxx	xxxx	QC Complete	North Carolina	xxxx	Eligibility	Eligibility	Waived	Waived	* Original CLTV does not meet eligibility requirement(s) (Lvl W)	The Maximum CLTV allow with a minimum Credit Score of 660 75%. The Borrowers credit score is 664.

 xxxx : Per the Bank Statement guidelines dated 1 xxxx , the rate for a credit score of 664 and LTV of 80% would be xxxx . The borrower's rate per the note is 6.625, which is less than the xxxx stated in the guidelines. Loan is a 12 month bank statement loan, so no adjustments made. Exception remains as the maximum LTV for the rate of xxxx is 75%.

xxxx : Exception waived by client per email from xxxx Dated xxxx . Downgraded to an Event Level 2.
2021030187		xxxx	xxxx	xxxx		QC Complete	Arizona	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	1. Loan failed the QM DTI Threshold due to a DTI of 4 xxxx 2. Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APR exceeded by xxxx%.
2021030128		xxxx	xxxx	xxxx		QC Complete	Arizona	xxxx	Credit	Guidelines	Active	2: Acceptable with Warnings	* Loan does not conform to program guidelines (Lvl 2)	Per guidelines, borrower cannot rent primary residence. lender approved exception prior to closing.
2021030158	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030160	xxxx	xxxx	xxxx	QC Complete	South Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030188		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	1: Acceptable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 1)	This is not a QM Loan, No compliance exceptions per investor guidelines.
2021030190	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030262		xxxx	xxxx	xxxx		QC Complete	Utah	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan has an APR of xxxx . The APR threshold is xxxx .
2021030100	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan is escrowed.
2021030161	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030114		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Credit	Credit	Active	2: Acceptable with Warnings	* DSCR is less than 1.00 (Lvl 2)	DSCR is xxxx and the as per the guideline is should be 1.
2021030163		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Credit	Guidelines	Active	2: Acceptable with Warnings	* Credit history does not meet guidelines (Lvl 2)	Per guidelines borrower must have 3 trade lines reporting for ≥ 12 months; or 2 trade lines reporting for ≥ 24 months with activity in the past 12 months. Borrower only has does not have 2 tradelines >24 months. Exception made by client "using proof of rent paid with cx checks for additional tradeline."
2021030163	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030191	xxxx	xxxx	xxxx	QC Complete	New Jersey	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) FAIL
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
2021030193	xxxx	xxxx	xxxx	QC Complete	Illinois	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030380	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, The loan is a higher-priced mortgage loan, as defied in regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR $1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-priced mortgage loan test: Fail Charged: xxxx Allowed: xxxx over by: + xxxx
2021030129		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021030129		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Credit	Credit	Active	2: Acceptable with Warnings	* Signed extension to sale contract is not documented (Lvl 2)	The note date is 1 xxxx , however, purchase contract expired on 1 xxxx .
2021030115		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021030115		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl 2)	Loan fails Qualified Mortgage Points and fees test due to the fees charged to the Borrower(s) exceed 3% the loan amount. The Note reflects a loan amount of $xxxx. Fees charged to the Borrower(s) equal $xxxx which exceed 3.00% of the loan amount.
2021030334		xxxx	xxxx	xxxx		QC Complete	Connecticut	xxxx	Credit	Credit	Active	2: Acceptable with Warnings	* Signed extension to sale contract is not documented (Lvl 2)	The note date is xxxx , however, purchase contract expired on xxxx .
2021030263	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030223	xxxx	xxxx	xxxx	QC Complete	Maryland	xxxx	Eligibility	Eligibility	Waived	Waived	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl W)	DTI of xxxx exceeds guidelines maximum of 50%. Lender included large unsourced deposits into calculations, as well as Line of Credit transfers.

xxxx : Lender waived exception post closing with compensating factor of xxxx FICO
2021030223	xxxx	xxxx	xxxx	QC Complete	Maryland	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030165		xxxx	xxxx	xxxx		QC Complete	Minnesota	xxxx	Legal Docs	Doc Issue	Active	1: Acceptable	* Settlement date is different from note date (Lvl 1)	Final CD reflects closing date as 1 xxxx . Borrower(s) signature date on the Mortgage/Deed of Trust is 1 xxxx . Note date is 1 xxxx .
2021030165	xxxx	xxxx	xxxx	QC Complete	Minnesota	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030194	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030194		xxxx	xxxx	xxxx		QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* Missing Final Closing Disclosure (Lvl 2)	Final Closing Disclosure is incomplete due to missing page #1 of the disclosure.
2021030264		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Valuation	Value	Active	1: Acceptable	* Property listed for sale in past 12 months (Lvl 1)	Property listed for sale in past 12 months.
2021030166	xxxx	xxxx	xxxx	QC Complete	Pennsylvania	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed.
2021030195		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Credit	Guidelines	Active	2: Acceptable with Warnings	* Cash Out Amount Exceeds Guidelines (Lvl 2)	Per lender guidelines, If Cash Out amount exceeds $xxxx then minimum Fico should be xxxx. However, in this transaction Cash out amount is $xxxx and Fico is xxxx.
2021030195		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Credit	Guidelines	Active	2: Acceptable with Warnings	* Loan does not conform to program guidelines (Lvl 2)	10 NSFs on bank statements exceeds maximum allowed per guidelines. Lender approved exception prior to closing.
2021030265		xxxx	xxxx	xxxx		QC Complete	North Carolina	xxxx	Credit	Credit	Active	2: Acceptable with Warnings	* Signed extension to sale contract is not documented (Lvl 2)
2021030130	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030224	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* Higher Price Mortgage Loan (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030168		xxxx	xxxx	xxxx		QC Complete	Pennsylvania	xxxx	Compliance	Compliance	Waived	Waived	* ComplianceEase Exceptions Test Failed (Lvl W)	***CLEARED*** Verified the lender is licensed as a Mortgage Lender and has been since 0 xxxx per NMLS.
2021030168		xxxx	xxxx	xxxx		QC Complete	Pennsylvania	xxxx	Valuation	Value	Waived	Waived	* Property value and predominant value vary by more than 50% (Lvl W)	***Out of scope*** File contains secondary appraisal product.
2021030168	xxxx	xxxx	xxxx	QC Complete	Pennsylvania	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030248		xxxx	xxxx	xxxx		QC Complete	New Jersey	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed the 0% tolerance test. Appraisal Fees increased $xxxx from $xxxx on the Initial LE to $xxxx on the Final CD dated xxxx Credit was given to borrower at closing to cure failure.
2021030248		xxxx	xxxx	xxxx		QC Complete	New Jersey	xxxx	Compliance	Compliance	Active	1: Acceptable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 1)
2021030248		xxxx	xxxx	xxxx		QC Complete	New Jersey	xxxx	Compliance	Compliance	Active	1: Acceptable	* ComplianceEase Exceptions Test Failed (Lvl 1)	Failed was cured by lenders credit at closing.
2021030131	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Eligibility	Eligibility	Waived	Waived	* Original CLTV does not meet eligibility requirement(s) (Lvl W)	Per Guidelines, maximum LTV for a rate of xxxx is xxxx%. xxxx% LTV would require a rate of xxxx%.

xxxx : Client waived exception post closing with compensating factors of xxxx FICO, xxxx% DTI, xxxx months reseres and $xxxx residual income.
2021030131		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	TRID Violation due to a fee addition on Final CD dated 1 xxxx . LE dated 1 xxxx reflects an Appraisal Fee of $xxxx, however, Final CD dated 1 xxxx reflects an Appraisal Fee of $xxxx. This is a fee increase of $xxxx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Cure was given at closing.
2021030131		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. Cured at closing
2021030131	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Eligibility	Eligibility	Waived	Waived	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	Per Guidelines, maximum LTV for a rate of xxxx is xxxx%. xxxx% LTV would require a rate of xxxx%.

xxxx : Client waived exception post closing with compensating factors of xxxx FICO, xxxx% DTI, xxxx months reseres and $xxxx residual income.
2021030225	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030225		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Credit	Guidelines	Waived	Waived	* Income documentation does not meet guidelines (Lvl W)	Approved as business bank statements but lender used personal account for calculating income. xxxx : client waived exception post closing with compensating factor of xxxx credit score.
2021030225		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Eligibility	Eligibility	Waived	Waived	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl W)	The maximum allowed DTI is 50%. Excluded venmo and paypal deposits when calculating income xxxx : client waived exception post closing with compensating factor of xxxx credit score.
2021030133	xxxx	xxxx	xxxx	QC Complete	Arizona	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030227		xxxx	xxxx	xxxx		QC Complete	North Carolina	xxxx	Credit	Guidelines	Active	2: Acceptable with Warnings	* Credit history does not meet guidelines (Lvl 2)	Loan Amounts exceeds maxium allowed - 6 loans-ICF guidelines cap number of AOMS loans at 5, closing 6. Exception allowed by lender.
2021030227	xxxx	xxxx	xxxx	QC Complete	North Carolina	xxxx	Credit	Guidelines	Waived	Waived	* Loan does not conform to program guidelines (Lvl W)	Note is signed as both borrower and the LLC, Per guidelines, LLC's are ineligible borrowers.

xxxx : Client waived exception post closing with compensating factors of xxxx FICO, xxxx points higher than maximum, Perfect 10-year credit history
2021030228	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed.
2021030229	xxxx	xxxx	xxxx	QC Complete	Oregon	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030135	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030135	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Credit	Guidelines	Waived	Waived	* Credit history does not meet guidelines (Lvl W)	Borrower must provide xxxx months of rental history when LTV is > xxxx%. Only have xxxx months of rental history.

xxxx : Client waived exception post closing with compensating factors of more than $xxxx in reserves, more than $xxxx in residual income and self-employed 10+ years.
2021030196	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030196		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Credit	Credit	Active	2: Acceptable with Warnings	* Signed extension to sale contract is not documented (Lvl 2)	The note date is 1 xxxx , however, purchase contract expired on 1 xxxx .
2021030170		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2)	Loan failed 10% tolerance. Recording fee increased from $xxxx on the initial LE dated 1 xxxx to $xxxx on the final CD dated 1 xxxx . Lender cured tolerance violation with a credit of $xxxx at closing.
2021030170		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Credit	Credit Worthiness	Active	2: Acceptable with Warnings	* Mortgage history for primary residence less than 12 months (Lvl 2)	Borrower has lived rent free since xxxx. Client approved housing history exceptions stating "Residual income of $xxxx+, 10yrs self-employed"
2021030170		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed 10% tolerance. Recording fee increased from $xxxx on the initial LE dated 1 xxxx to $xxxx on the final CD dated 1 xxxx . Lender cured tolerance violation with a credit of $xxxx at closing.
2021030170		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Credit	Guidelines	Active	2: Acceptable with Warnings	* Credit history does not meet guidelines (Lvl 2)	Borrower only has 1 reporting trade line with activity in the past 12 month. Client approved housing history exceptions stating "Bor has only 1 trade w/receint activity, but has multiple trades, plus mortgages over pas several years. Residual income of $xxxx+, 10yrs self-employed"
2021030171	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030137	xxxx	xxxx	xxxx	QC Complete	Colorado	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx .
2021030172	xxxx	xxxx	xxxx	QC Complete	Virginia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030138		xxxx	xxxx	xxxx		QC Complete	South Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
2021030197		xxxx	xxxx	xxxx		QC Complete	Pennsylvania	xxxx	Credit	Credit Worthiness	Active	2: Acceptable with Warnings	* Mortgage history for primary residence less than 12 months (Lvl 2)	Client approved exception stating, "Borrower owns previous residence free and cliear. Now living with parents for 6 months. Exception given for rent verif." Comp factors-all debtos paid as agreed, self employed over xxxx.
2021030197	xxxx	xxxx	xxxx	QC Complete	Pennsylvania	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030198		xxxx	xxxx	xxxx		QC Complete	Georgia	xxxx	Credit	Assets Insufficient	Active	2: Acceptable with Warnings	* Cash reserves less than required by guidelines (Lvl 2)	Borrower needs xxxx months of Reserves since LTV is greater than xxxx%. Per 1008 Exception granted for xxxx month reserves. Approved by xxxx.
2021030198	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Credit	Guidelines	Waived	Waived	* Loan does not conform to program guidelines (Lvl W)	Per Guidelines, the lowest possible interest rate for a borrower with a credit score above xxxx and LTV of xxxx% is xxxx%. Borrowers interest rate is xxxx .

xxxx : Lender waived exception using compensating factors of xxxx months reserves, residual income of $xxxx and xxxx FICO
2021030198	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030267		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Credit	Guidelines	Active	2: Acceptable with Warnings	* Credit history does not meet guidelines (Lvl 2)	Tradeline requirements not met. Client issue exception stating, "The borrower has paid mortgage AA for 6 months, strong credit history."
2021030199	xxxx	xxxx	xxxx	QC Complete	North Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030199		xxxx	xxxx	xxxx		QC Complete	North Carolina	xxxx	Credit	DTI	Active	2: Acceptable with Warnings	* Debt Ratio Exception 5% or Less (Lvl 2)	Borrower's Front end DTI exceeds max allowed. Client gave exceptions stating "xxxx Credit score and LTV xxxx%"
2021030338	xxxx	xxxx	xxxx	QC Complete	Michigan	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030201	xxxx	xxxx	xxxx	QC Complete	North Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030268	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030139		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
2021030140	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
2021030175	xxxx	xxxx	xxxx	QC Complete	Illinois	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030339	xxxx	xxxx	xxxx	QC Complete	New Jersey	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed
2021030176		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021030176	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Eligibility	Eligibility	Waived	Waived	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl W)	As per Guidelines, maximum DTI allowed is 50%, however in this transaction DTI is 5 xxxx .

xxxx : Lender provided post closing exception approval dated xxxx : Post closing exception: As per Guidelines, maximum DTI allowed is 50%, however in this transaction DTI is 5 xxxx .
2021030340	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Credit	Guidelines	Waived	Waived	* Loan does not conform to program guidelines (Lvl W)	The Note is signed by the LLC. Per Guidelines, LLC's are ineligible borrowers.

xxxx : Client waived exception post closing. Compensating factors of Bwrs have experience owning REO's, More than $xxxx in reserves.
2021030142		xxxx	xxxx	xxxx		QC Complete	Georgia	xxxx	Credit	Guidelines	Waived	Waived	* Loan does not conform to program guidelines (Lvl W)	DSCR score of xxxx does not meet minimum requirement of 1.0. xxxx : Client waived exception post closing. No compensating factors provided.
2021030202	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030178	xxxx	xxxx	xxxx	QC Complete	Minnesota	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030341		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Legal Docs	Doc Issue	Active	1: Acceptable	* Settlement date is different from note date (Lvl 1)	Note is dated xxxx owever closing documents were singed on xxxx.
2021030341		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	1: Acceptable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 1)	This is a non-QM loan
2021030179	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed.
2021030510	xxxx	xxxx	xxxx	xxxx		QC Complete	Ohio	xxxx	Credit	Credit Worthiness	Active	2: Acceptable with Warnings	* Mortgage history for primary residence less than 12 months (Lvl 2)	Borrower must provide xxxx months of Mortgage history. Lender gave exception as borrower owns primary residence free and clear.
2021030510	xxxx	xxxx	xxxx	xxxx		QC Complete	Ohio	xxxx	Valuation	Value	Active	1: Acceptable	* Property listed for sale in past 12 months (Lvl 1)	Borrowers acquired property on xxxx and are doing a Cash out refinance
2021030143	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) FAIL
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
2021030204	xxxx	xxxx	xxxx	QC Complete	Colorado	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) FAIL
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030204		xxxx	xxxx	xxxx		QC Complete	Colorado	xxxx	Credit	Credit Worthiness	Active	2: Acceptable with Warnings	* Mortgage history for primary residence less than 12 months (Lvl 2)	Borrower does not have the last xxxx months of mtg pymt history as they sold primary residence in xxxx xxxx. Client gave exception stating "mtg history prior to sale is documentated as paid on time - over xxxx months history on credit report."
2021030180	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030231		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
2021030232	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, The loan is a higher-priced mortgage loan, as defied in regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR $1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-priced mortgage loan test: Fail Charged: xxxx Allowed: xxxx over by: + xxxx
2021030144		xxxx	xxxx	xxxx		QC Complete	Indiana	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021030233	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Eligibility	Eligibility	Waived	Waived	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl W)	Excluded cashed deposits previously included in income amount as the cash cannot be sourced.

xxxx : Client waived exception post closing with compensating factors of More than $xxxx in reserves and More than $xxxx in residual income
2021030233	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030145		xxxx	xxxx	xxxx		QC Complete	Arizona	xxxx	Credit	Credit Worthiness	Active	2: Acceptable with Warnings	* Mortgage history for primary residence less than 12 months (Lvl 2)	No primary housing rental history as Borrower's rent is paid by employer. Exception given stating" Exception from Non Agency with no rental pymt history on current primany due to having housing history on all 3 rentals." Comp Factors given "DTI xxxx /2 xxxx , double on residual income $xxxx and more than xxxx mos rental mtg on 3 rentals on reo"
2021030206	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030146	xxxx	xxxx	xxxx	QC Complete	Oregon	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met
2021030146		xxxx	xxxx	xxxx		QC Complete	Oregon	xxxx	Credit	Credit Worthiness	Waived	Waived	* Mortgage history for primary residence less than 12 months (Lvl W)	Missing 4 months of payment history for borrowers rental. The payments listed on the credit report are for prior residence. xxxx : Client waived exception post closing with no compensating factors.
2021030146		xxxx	xxxx	xxxx		QC Complete	Oregon	xxxx	Valuation	Value	Active	1: Acceptable	* Property value and predominant value vary by more than 50% (Lvl 1)	Value supported by comps on apprasial
2021030343		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* Homeownership Counselling Disclosure is missing. (Lvl 2)	Homeownership counseling Disclosure missing from file.
2021030207		xxxx	xxxx	xxxx		QC Complete	Tennessee	xxxx	Credit	Credit	Active	2: Acceptable with Warnings	* Signed extension to sale contract is not documented (Lvl 2)	The note date is 1 xxxx , however, purchase contract expired on 1 xxxx .
2021030147	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030147	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, xxxx Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
 xxxx Financial Code. While the xxxx Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030344	xxxx	xxxx	xxxx	QC Complete	New Jersey	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed.
2021030148		xxxx	xxxx	xxxx		QC Complete	New Hampshire	xxxx	Valuation	Property	Active	1: Acceptable	* Property zoned rural and contains more than 10 acres (Lvl 1)	Confirmed built in 1800 - historic
2021030208	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030234	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, The loan is a higher-priced mortgage loan, as defied in regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR $1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-priced mortgage loan test: Fail Charged: xxxx Allowed: xxxx over by: + xxxx
2021030269		xxxx	xxxx	xxxx		QC Complete	Ohio	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
2021030235	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) FAILUsing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
The loan has an APR of xxxx . The APR threshold is xxxx
2021030249	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Credit	Credit	Waived	Waived	* Required Documentation Missing or Incomplete (Lvl W)	Since this was a Lease to own, Per Guidelines "A copy of the rental/purchase agreement evidencing a minimum original term of at least twelve (12) months, clearly stating the monthly rental amount, and specifying the terms of the lease." Missing Copy of rental/purchase agreement.

xxxx : Client waived exception post closing with compensating factor of xxxx% LTV and over xxxx years with current employer.
2021030249		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Credit	Assets Insufficient	Active	2: Acceptable with Warnings	* Cash reserves less than required by guidelines (Lvl 2)	Cash Reserves are less than required by guidelines. Lender made exception stating "over 5 yrs as 1099 contractor with current employer"
2021030249	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed.
2021030210		xxxx	xxxx	xxxx		QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test in Compliance Ease due to which Compliance Ease Risk Indicator is "Elevated".
2021030270		xxxx	xxxx	xxxx		QC Complete	Nevada	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2)	Violation was cured with lenders credit of $xxxx.
2021030270		xxxx	xxxx	xxxx		QC Complete	Nevada	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed 0% tolerance Test. The Appraisal fee increased from $xxxx on the initial LE dated 1 xxxx to $xxxx on the final CD dated xxxx Lender cured violation with a $xxxx lender's credit.
2021030270		xxxx	xxxx	xxxx		QC Complete	Nevada	xxxx	Credit	Guidelines	Active	2: Acceptable with Warnings	* Loan does not conform to program guidelines (Lvl 2)	Payment shock exceeds maximum allowed by program guidelines. Exception given with comp factors stating " borrower is putting xxxx% down for purchase, High residual income, perfect credit history, over xxxx self employed"
2021030270		xxxx	xxxx	xxxx		QC Complete	Nevada	xxxx	Compliance	Compliance	Active	1: Acceptable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 1)	This is not a QM loan
2021030236	xxxx	xxxx	xxxx	QC Complete	Louisiana	xxxx	Credit	Credit Worthiness	Waived	Waived	* Mortgage history for primary residence less than 12 months (Lvl W)	Missing evidence of housing history. xxxx months required for LTV over xxxx%. LOE states rent paid on xxxx business bank statements, however, no lease or documentation provided showing who rent was paid to or consistent rental payment history reported on bank statements. Even with rental history on xxxx months business bank statements, housing history would be short xxxx months as xxxx months required per guidelines.

xxxx : Client waived exception post closing.
2021030236	xxxx	xxxx	xxxx	QC Complete	Louisiana	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed.
2021030236		xxxx	xxxx	xxxx		QC Complete	Louisiana	xxxx	Eligibility	Eligibility	Waived	Waived	* Qualifying Credit Score does not meet eligibility requirement(s) (Lvl W)	Credit score of xxxx is below minimum of xxxx required for xxxx% LTV. xxxx : Client waived exception post closing.
2021030250		xxxx	xxxx	xxxx		QC Complete	Washington	xxxx	Valuation	Value	Active	1: Acceptable	* Property value and predominant value vary by more than 50% (Lvl 1)	Value is supported by comps
2021030250	xxxx	xxxx	xxxx	QC Complete	Washington	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030345	xxxx	xxxx	xxxx	QC Complete	Arizona	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed.
2021030211	xxxx	xxxx	xxxx	QC Complete	Arizona	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030242		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2)	Violation was cured by lenders credit on Final CD
2021030242		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Credit	Guidelines	Active	2: Acceptable with Warnings	* Credit history does not meet guidelines (Lvl 2)	Borrower bankruptcy discharge was less than xxxx month. Lender gave exception stating,"Mortgage paid off on departing residence, xxxx owns free and clear"
2021030242		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	This Loan failed 0% tolerance. Appraisal Fees increased from $xxxx on the initial LE dated 1 xxxx to $xxxx on the Final CD dated xxxx . Lender cured tolerance violation by Lenders Credit in the amount $xxxx.00.
2021030242	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030212	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030251	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030213	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030522	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Eligibility	Eligibility	Waived	Waived	* Qualifying Credit Score does not meet eligibility requirement(s) (Lvl W)	Per xxxx Matrix, minimum credit score for Cash Out Refinance is xxxx. Borrower credit score of xxxx is below guidelines.

xxxx : Client waived exception post closing with compensating factor of no late payments for 5 years.
2021030271	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
The loan has an APR of xxxx . The APR threshold is xxxx
2021030272	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030325		xxxx	xxxx	xxxx		QC Complete	Arizona	xxxx	Credit	Guidelines	Active	2: Acceptable with Warnings	* Credit history does not meet guidelines (Lvl 2)	Tradelines do not meet guideline requirements. Only 2 accts with recent activity in the last 12 months. Lender approved exception prior to closing with comp factors of low DTI and low LTV.
2021030325	xxxx	xxxx	xxxx	QC Complete	Arizona	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030214	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Credit	Guidelines	Waived	Waived	* Loan does not conform to program guidelines (Lvl W)	Per Guidelines, the lowest possible interest rate with a Credit score of xxxx and xxxx%LTV would be xxxx%

xxxx : Client waived exception post closing with compensating factors of more than $xxxx in reserves, More than $xxxx in residual income and 6+ years self employed.
2021030252	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed.
2021030238	xxxx	xxxx	xxxx	QC Complete	Maryland	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030253		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Valuation	Property	Active	2: Acceptable with Warnings	* Property Type unacceptable under guidelines (Lvl 2)	Property is below min allowed sq ft., client made exception stating "Property is barely below min sq ft but all comps are similar size and mareketability is supported"
2021030254		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Valuation	Value	Active	1: Acceptable	* Property value and predominant value vary by more than 50% (Lvl 1)	Commentary from appariser on page xxxx of loan file.
2021030239		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	HPML not tested.
2021030273		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Credit	Guidelines	Waived	Waived	* Loan does not conform to program guidelines (Lvl W)	Per Guidelines, LLC's are Ineligible Borrowers. Note is signed by LLC. xxxx : Lender waived exception post closing. No Compensating factors provided.
2021030347		xxxx	xxxx	xxxx		QC Complete	Ohio	xxxx	Credit	Guidelines	Active	2: Acceptable with Warnings	* Credit history does not meet guidelines (Lvl 2)	Per Client Exception made for 1 late mortgage payment - lender approval in file
2021030274	xxxx	xxxx	xxxx	QC Complete	Pennsylvania	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030274		xxxx	xxxx	xxxx		QC Complete	Pennsylvania	xxxx	Credit	Guidelines	Active	2: Acceptable with Warnings	* Income documentation does not meet guidelines (Lvl 2)	Borrower has 8 NSFs in bank statement documentation. Client gave exception. Comp Factors "DTI and alomost 10yrs running a business"
2021030274		xxxx	xxxx	xxxx		QC Complete	Pennsylvania	xxxx	Credit	Assets Insufficient	Active	2: Acceptable with Warnings	* Cash reserves less than required by guidelines (Lvl 2)	Cash reserves do not meed guidelines minimum requirements. Client made exception stating "client had to reimburse for taxes paid upfront by seller at closing" "low DTI and alomost 10yrs running a business"
2021030275	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
2021030348	xxxx	xxxx	xxxx	QC Complete	New Jersey	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030255	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed.
2021030349		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed the 0% tolerance test. Appraisal fee increased from $xxxx on the initial LE to $xxxx on the final CD. Cure of $xxxx was issued at closing.
2021030349	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed.
2021030350		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Credit	Credit	Active	2: Acceptable with Warnings	* Signed extension to sale contract is not documented (Lvl 2)	The note date is xxxx , however, purchase contract expired on xxxx .
2021030277	xxxx	xxxx	xxxx	QC Complete	Louisiana	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met
2021030256	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030258	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030280		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Credit	Credit	Active	2: Acceptable with Warnings	* Signed extension to sale contract is not documented (Lvl 2)	The note date is xxxx , however, purchase contract expired on xxxx .
2021030280		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021030240	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030281	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030281	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, xxxx Financial Code Division 1.9
4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
 xxxx Financial Code.
While the xxxx Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030282	xxxx	xxxx	xxxx	QC Complete	Virginia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
FAIL
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030282	xxxx	xxxx	xxxx	QC Complete	Virginia	xxxx	Credit	Guidelines	Waived	Waived	* Loan does not conform to program guidelines (Lvl W)	Per Guidelines, the lowest possible interest rate for a credit score of xxxx and LTV of xxxx% would be xxxx%. Borrowers interest rate is xxxx .

xxxx : Client waived exception post closing with compensating factors of xxxx jobs one xxxx years and xxxx xxxx yrs, RI xxxx
2021030283	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.The loan has an APR of xxxx . The APR threshold t is xxxx .
2021030351	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed.
2021030351		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Credit	Guidelines	Waived	Waived	* Loan does not conform to program guidelines (Lvl W)	xxxx months housing history provided. Per guidelines, xxxx months required for LTV over xxxx%. xxxx Client waived exception post closing.
2021030353		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan has failed due to HPML
2021030354	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed.
2021030355		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Credit	Guidelines	Waived	Waived	* Loan does not conform to program guidelines (Lvl W)	Per Guidelines, LLC's are ineligible Borrowers. The Note is signed in the name of an LLC. xxxx : Client waived exception post closing. No compensating factors provided.
2021030356		xxxx	xxxx	xxxx		QC Complete	Utah	xxxx	Credit	Guidelines	Active	2: Acceptable with Warnings	* Credit score does not meet guidelines (Lvl 2)	Per Guidelines min credit score xxxx is required. Client made exceptions stating comp factors of "less than xxxx% DTI and xxxx+ mos reserves"
2021030359		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Valuation	Value	Active	1: Acceptable	* Property value and predominant value vary by more than 50% (Lvl 1)	***Out of scope***
2021030359	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030359		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Legal Docs	Doc Issue	Active	2: Acceptable with Warnings	* Amount of title insurance is less than mortgage amount (Lvl 2)	The amount of proposed Lender's coverage on the Title Commitment/Preliminary Title is less than the loan amount. The document reflects coverage in the amount of $xxxx, however, the Note reflects a loan amount of $xxxx.
2021030360	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030360		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Credit	Doc Issue	Waived	Waived	* Payment history missing (Lvl W)	Per Guidelines, LTV >xxxx% must provide xxxx months of housing payment history. Borrower has only provided xxxx months. xxxx : Client waived exception
2021030284		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Credit	Guidelines	Active	2: Acceptable with Warnings	* Credit history does not meet guidelines (Lvl 2)	2 Collections in the the past xxxx months. Lender approved exception prior to closing.
2021030284		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed the 0% tolerance test. Appraisals Fees increased by $xxxx from $xxxx on the inital LE dated 1 xxxx o $xxxx on the Final CD dated xxxx Credit was given to borrower at closing to cure failure.
2021030284	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030424	xxxx	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	his loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed
2021030285	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030285		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Credit	Assets Insufficient	Waived	Waived	* Cash reserves less than required by guidelines (Lvl W)	Borrower does not have enough cash reserves required by guidelines. Missing documentation showing sale of primary residence to satisfy reserve requirement xxxx : Client waived exception post closing.
2021030382	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030362	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed.
2021030363		xxxx	xxxx	xxxx		QC Complete	Ohio	xxxx	Eligibility	Eligibility	Waived	Waived	* Original CLTV does not meet eligibility requirement(s) (Lvl W)	LTV of xxxx% exceeds guidelines. Per guidelines, minimum score of xxxx required. xxxx : Client waived exception post closing.
2021030363		xxxx	xxxx	xxxx		QC Complete	Ohio	xxxx	Eligibility	Eligibility	Waived	Waived	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	LTV of xxxx% exceeds guidelines. Per guidelines, minimum score of xxxx required. xxxx : Client waived exception post closing.
2021030363	xxxx	xxxx	xxxx	QC Complete	Ohio	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) FAIL
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030327		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan has an APR of xxxx . The APR threshold is xxxx
2021030364	xxxx	xxxx	xxxx	QC Complete	Michigan	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met
2021030365	xxxx	xxxx	xxxx	QC Complete	Arizona	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) FAIL
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030365		xxxx	xxxx	xxxx		QC Complete	Arizona	xxxx	Credit	Guidelines	Waived	Waived	* Credit history does not meet guidelines (Lvl W)	Per Guidelines, Residential Pay history of xxxx months must be provided. Only xxxx months were provided xxxx : Client waive exception post closing.
2021030425	xxxx	xxxx	xxxx	xxxx	QC Complete	New Jersey	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
2021030366		xxxx	xxxx	xxxx		QC Complete	Illinois	xxxx	Credit	Guidelines	Active	2: Acceptable with Warnings	* Loan does not conform to program guidelines (Lvl 2)	Per Guidelines, "At least one (1) trade line must be a primary residential mortgage reporting for a minimum of twelve (xxxx) months." Borrower does not own primary residence. Borrower lives rent free with former spouse. Exception given from lender with comp factors stating "credit score is xxxx highr than the minimum"
2021030368	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Loan is Escrowed
2021030368		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Valuation	Value	Active	2: Acceptable with Warnings	* Property listed for sale in past 12 months (Lvl 2)	Property not seasoned for xxxx months. Loan is a rate/term refinance.
2021030369	xxxx	xxxx	xxxx	QC Complete	Colorado	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030370	xxxx	xxxx	xxxx	QC Complete	Montana	xxxx	Valuation	Property	Waived	Waived	* Property Type unacceptable under guidelines (Lvl W)	Per Guidelines, Subject unit must have at least 600 square feet of living space. Per Appraisal the sq footage of subject property is xxxx.

xxxx : Client waived exception post closing with compensating factors of xxxx FICO, xxxx months reserves, and $xxxx residual income.
2021030371	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed
2021030372	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) FAILUsing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

The loan has an APR of xxxx . The APR threshold is xxxx .
2021030427	xxxx	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030384	xxxx	xxxx	xxxx	QC Complete	Arizona	xxxx	Eligibility	Eligibility	Waived	Waived	* Original CLTV does not meet eligibility requirement(s) (Lvl W)	Per Guidelines, the highest LTV allowed with a credit score of xxxx would be xxxx%. Borrowers LTV is xxxx%.

xxxx : Client waived exception post closing with compensating factors of xxxx% DTI, xxxx payment shock, xxxx months reserves and $xxxx residual income.
2021030384	xxxx	xxxx	xxxx	QC Complete	Arizona	xxxx	Eligibility	Eligibility	Waived	Waived	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	Per Guidelines, the highest LTV allowed with a credit score of xxxx would be xxxx%. Borrowers LTV is xxxx%.

xxxx : Client waived exception post closing with compensating factors of xxxx% DTI, xxxx payment shock, xxxx months reserves and $xxxx residual income.
2021030384	xxxx	xxxx	xxxx	QC Complete	Arizona	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030525		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed the 0% tolerance test. Appraisal fee increase by $xxxx from the initial LE to the final CD. Credit of $xxxx was given at closing to cure violation.
2021030525	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed.
2021030511	xxxx	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030429	xxxx	xxxx	xxxx	xxxx	QC Complete	Arizona	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030432	xxxx	xxxx	xxxx	xxxx		QC Complete	Georgia	xxxx	Compliance	Compliance	Active	1: Acceptable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 1)	HPML/HCM is not tested.
2021030432	xxxx	xxxx	xxxx	xxxx		QC Complete	Georgia	xxxx	Valuation	Value	Active	1: Acceptable	* Property value and predominant value vary by more than 50% (Lvl 1)	Typical in area. ..
2021030433	xxxx	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* Higher-Priced Mortgage Loan test Fail (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030433	xxxx	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the xxxx AB 260 higher-priced mortgage loan test. (xxxx AB 260, xxxx Financial Code Division 1.9
4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
 xxxx Financial Code.
While the xxxx Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030433	xxxx	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Credit	Guidelines	Waived	Waived	* Credit history does not meet guidelines (Lvl W)	Borrower only has 1 open trade line. Per Guidelines borrower must have either 3 trade lines reporting for ≥ 12 months; or 2 trade lines reporting for ≥ 24 months with activity in the past 12 months.

xxxx : client waived exception post closing.
2021030433	xxxx	xxxx	xxxx	xxxx		QC Complete	California	xxxx	Credit	Guidelines	Waived	Waived	* Loan does not conform to program guidelines (Lvl W)	Borrower's total Payment Shock is xxxx , Per Guidelines the maximum allowed is xxxx%. xxxx : client waived exception post closing.
2021030433	xxxx	xxxx	xxxx	xxxx		QC Complete	California	xxxx	Credit	Credit Worthiness	Active	2: Acceptable with Warnings	* Mortgage history for primary residence less than 12 months (Lvl 2)	Borrower must provide xxxx months of Mortgage history. Borrower owns primary residence free and clear.
2021030434	xxxx	xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by xxxx .
2021030488	xxxx	xxxx	xxxx	xxxx	QC Complete	North Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
FAILWhile the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030435	xxxx	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030532	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
The loan has an APR of xxxx . The APR threshold is xxxx .
2021030534		xxxx	xxxx	xxxx		QC Complete	North Carolina	xxxx	Credit	Guidelines	Active	2: Acceptable with Warnings	* Credit history does not meet guidelines (Lvl 2)	Credit report reflects rental mortgages in forbearance. Lender gave exception with proof of accounts being paid.
2021030534		xxxx	xxxx	xxxx		QC Complete	North Carolina	xxxx	Credit	Guidelines	Active	2: Acceptable with Warnings	* Loan does not conform to program guidelines (Lvl 2)	DCSR score is less than the required per guidelines. Lender gave exception with comp factors stating history with other rentals.
2021030513	xxxx	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

The loan has an APR of xxxx . The APR threshold is xxxx
2021030535		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed the 0% tolerance test. Appraisal fee increased from $xxxx on the inital LE dated xxxx o $xxxx on the final CD dated xxxx Credit of $xxxx was given to borrower at closing to cure failure.
2021030514	xxxx	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Credit	Credit Worthiness	Waived	Waived	* Mortgage history for primary residence less than 12 months (Lvl W)	12 months of primary residence missing from file.

 xxxx : Borrower purchased xxxx, refinanced xxxx and again in xxxx ... Borrower keep refinancing that property, there was like only xxxx payments within xxxx months ... This is the complete pay history in this folder. You will have to follow the note dates to verify no payments required except for xxxx, xxxx andxxxx.

Per guidelines, xxxx months payment history must be provided, borrower does not have a consistent xxxx months payment history of properties due to refinancing Exception remains.

 xxxx : Client rebuttal states that there was no payment due to refinancing three times and xxxx months of primary residence history in file. Guidelines clearly state "Residential pay history 1x 30 x 12" 12 months of payment history required, not 12 months residence history. Exception remains.

xxxx : Client waived exception post closing with no compensating factors provided.
2021030536	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are me
The loan has an APR of xxxx . The APR threshold is xxxx
2021030436	xxxx	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030436	xxxx	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Eligibility	Eligibility	Waived	Waived	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl W)	Borrower's Debt to income ratio is outside guidelines. Per Guidelines Venmo depoposits cannot be included as income

xxxx : Client waived exception post closing wih compensating factors of xxxx payment shock and residual income of $xxxx.
2021030573		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Credit	Guidelines	Waived	Waived	* Loan does not conform to program guidelines (Lvl W)	Note is signed by an LLC. Per guidelines, LLC's are ineligible borrowers. xxxx : Client waived exception post closing with compensating factors of xxxx FICO, xxxx% LTV and xxxx months reserves.
2021030537		xxxx	xxxx	xxxx		QC Complete	Utah	xxxx	Valuation	Value	Active	1: Acceptable	* Property value and predominant value vary by more than 50% (Lvl 1)	Value Supported by appraisal in file
2021030515	xxxx	xxxx	xxxx	xxxx		QC Complete	Tennessee	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed 0% tolerance. Transfer Taxes increased from $xxxx on the initial LE dated xxxx o $xxxx on the final CD dated xxxx Lender cured tolerance violation with a credit of $xxxx at closing.
2021030515	xxxx	xxxx	xxxx	xxxx	QC Complete	Tennessee	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))
The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).
One or more of the final charges exceed the comparable amount. Your total tolerance violation is $58.38.
Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.
An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
2021030515	xxxx	xxxx	xxxx	xxxx		QC Complete	Tennessee	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2)	Loan failed 0% tolerance. Transfer Taxes increased from $xxxx on the initial LE dated xxxx o $xxxx on the final CD dated xxxx Lender cured tolerance violation with a credit of $xxxx at closing.
2021030538		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Valuation	Valuation	Active	1: Acceptable	* Automated Appraisal Review Missing (Lvl 1)	Missing secondary value source to support value within xxxx of original appraisaed value of $xxxx. Lender provide AVM with value of $xxxx whic is a variance of -1 xxxx . Additional valuation required to support value of $xxxx.
2021030538	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
2021030538	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	AB 260 Higher-Priced Mortgage Loan Lending Policies
This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, xxxx Financial Code Division 1.9
4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
 xxxx Financial Code.
While the xxxx Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030538		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Eligibility	Eligibility	Active	2: Acceptable with Warnings	* Housing (Front) Ratio does not meet eligibility requirement(s) (Lvl 2)	Front ratio of 4 xxxx exceeds maximum of xxxx%permitted per guidelines. Lender approved exception prior to closing with compensating factor of xxxx credit score and LTV of xxxx%.
2021030538		xxxx	xxxx	xxxx		QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed the 0% tolerance test. Cured with $xxxx credit at closing
2021030539	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, The loan is a higher-priced mortgage loan, as defied in regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR $1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-priced mortgage loan test: Fail Charged: xxxx Allowed: xxxx over by: + xxxx
2021030540		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Legal Docs	Title Issue	Active	1: Acceptable	* Title holder is not an individual (Lvl 1)	Title held by borrower's LLC which is verified per the docs on file and is allowed per guidelines
2021030540		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Credit	Guidelines	Waived	Waived	* Loan does not conform to program guidelines (Lvl W)	Note is signed in the name of an LLC. Per Guidelines, LLC's are ineligible borrowers. xxxx : Client waived exception post closing. no compensating factors provided.
2021030541	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030542	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030542	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Credit	Credit Worthiness	Waived	Waived	* Mortgage history for primary residence less than 12 months (Lvl W)	Missing xxxx months of rental history.

xxxx : Client waived exception post closing with compensating factors of scores exceeding min req'd, more than $xxxx in reserves and more than $xxxx in residual income.
2021030518	xxxx	xxxx	xxxx	xxxx	QC Complete	New Jersey	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
2021030545	xxxx	xxxx	xxxx	QC Complete	Utah	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx .
2021030548	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Credit	Guidelines	Waived	Waived	* Loan does not conform to program guidelines (Lvl W)	Borrowers payment shock is xxxx exceeding the maximum allowed per guidelines of xxxx%

xxxx : Client waived exception post closing with compensating factors of low ratios, more than $xxxx in reserves and more than $xxxx in residual income.
2021030548	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030548	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Credit	Guidelines	Waived	Waived	* Credit score does not meet guidelines (Lvl W)	The borrowers credit scores are xxxx,xxxx and xxxx. Using the middle score of xxxx (See credit report and approval (p xxxx) and using the xxxx Matrix Dated xxxx, xxxx the lowest score is xxxx for xxxx% LTV.

 xxxx : lender indicates broker's credit report with score of xxxx for approval. No documentation provided as to why brokers report was used when more recent credit report shows borrower did not meet the qualifications for the loan. Exception remains.

xxxx : Client waived exception post closing with compensating factors of low ratios, more than $xxxx in reserves and more than $xxxx in residual income.
2021030548	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Credit	Guidelines	Waived	Waived	* Credit history does not meet guidelines (Lvl W)	Borrower does not meet the trade line requirement. Borrower does not have 3 trade lines reporting for ≥ 12 months; or 2 trade lines reporting for ≥ 24 months with activity in the past 12 months. Borrower has 3 open trade lines.

xxxx : Client waived exception post closing with compensating factors of low ratios, more than $xxxx in reserves and more than $xxxx in residual income.
2021030574	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

The loan has an APR of xxxx . The APR threshold to qualify is xxxx .
2021030550		xxxx	xxxx	xxxx		QC Complete	Michigan	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of xxxx, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by xxxx and the APR exceeds the Average Prime Offer Rate ( xxxx ) by xxxx% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by xxxx and the APR exceeds the Average Prime Offer Rate ( xxxx ) by xxxx% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate ( xxxx ) by xxxx% or more
2021030551		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Credit	Guidelines	Waived	Waived	* Loan does not conform to program guidelines (Lvl W)	Note is signed by LLC, Per Guidelines LLC's are ineligible borrowers. xxxx : Client waived exceptio post closing. No compensating factors provided.
2021030552		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Credit	Guidelines	Waived	Waived	* Loan does not conform to program guidelines (Lvl W)	Note is signed in the name of an LLC. Per Guidelines, LLC's are ineligible borrowers. xxxx : Client waived exception post closing. No compensating factors provided.
2021030519	xxxx	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Credit	Guidelines	Waived	Waived	* Loan does not conform to program guidelines (Lvl W)	Per guidelines, the lowest interest rate allowed for with a credit score of xxxx and LTV of xxxx% would be xxxx . Borrower's interest rate is xxxx .

xxxx : Client waived exception. No compensating factors listed.
2021030519	xxxx	xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Eligibility	Eligibility	Waived	Waived	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	Per Guidelines, the maximun LTV allowed for a Second Home is xxxx%. Borrower has an LTV of xxxx%. xxxx : Client waived exception. No compensating factors listed.
2021030519	xxxx	xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Eligibility	Eligibility	Waived	Waived	* Original CLTV does not meet eligibility requirement(s) (Lvl W)	Per Guidelines, the maximun LTV allowed for a Second Home is xxxx%. Borrower has an LTV of xxxx%. xxxx : Client waived exception. No compensating factors listed.
2021030553	xxxx	xxxx	xxxx	QC Complete	Texas	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030553		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Credit	Guidelines	Active	2: Acceptable with Warnings	* Income documentation does not meet guidelines (Lvl 2)	Missing xxxx tax transcript. Lender gave exception stating xxxx monts reserves and borrower has been employed with same employer for over 10 yrs.
2021030554	xxxx	xxxx	xxxx	QC Complete	Illinois	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
The loan has an APR of xxxx . The APR threshold is xxxx .
2021030556		xxxx	xxxx	xxxx		QC Complete	Arizona	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed the 0% tolerance test. Appraisal fee increased from $xxxx on the inital LE dated xxxx o $xxxx on the final CD dated xxxx Credit of $xxxx was given to borrower at closing to cure failure.
2021030556	xxxx	xxxx	xxxx	QC Complete	Arizona	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030557	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx .
2021030559	xxxx	xxxx	xxxx	QC Complete	Arizona	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030560	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed.
2021030562		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Credit	Guidelines	Waived	Waived	* Income documentation does not meet guidelines (Lvl W)	DCSR score is .xxxx which is below the program guidelines. The minimum allowed and 1.00. xxxx : Client waived exception post closing No compensating factors provided.
2021030562	xxxx	xxxx	xxxx	QC Complete	Florida	xxxx	Credit	Doc Issue	Waived	Waived	* Payment history missing (Lvl W)	Missing 24 months of mortgage pay history. Only xxxx month provided

 xxxx : Client States "The borrower will not have a 24-month history. The mortgage history on their primary residence is shown below from the newest to the oldest reporting trade. It was first opened xxxx and the loan closed xxxx so a xxxx-month history is all that is possible. " Per Guidelines, Mortgage pay history 0 x 30 x 24 required. Exception remains.

xxxx : Client waived exception post closing with no compensating factors provided.
2021030562		xxxx	xxxx	xxxx		QC Complete	Florida	xxxx	Credit	Guidelines	Waived	Waived	* Loan does not conform to program guidelines (Lvl W)	Note is signed by an LLC. Per program guidelines LLC's are ineligible Borrowers. xxxx : Client waived exception post closing No compensating factors provided.
2021030563	xxxx	xxxx	xxxx	QC Complete	Nevada	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed, APOR exceeded by xxxx .
2021030564	xxxx	xxxx	xxxx	QC Complete	California	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed, APOR exceeded by xxxx .
2021030375	xxxx	xxxx	xxxx	QC Complete	Georgia	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. Loan is escrowed.
2021030288	xxxx	xxxx	xxxx	QC Complete	Arizona	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030290	xxxx	xxxx	xxxx	QC Complete	Arizona	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030290		xxxx	xxxx	xxxx		QC Complete	Arizona	xxxx	Eligibility	Eligibility	Waived	Waived	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl W)	DTI of xxxx exceeds maximum of xxxx% permitted per guidelines for LTV > xxxx% xxxx : Client waived exception post closing with compensating factor of xxxx months reserves and xxxx FICO.
2021030376	xxxx	xxxx	xxxx	QC Complete	Colorado	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030102	xxxx	xxxx	xxxx	QC Complete	North Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* Higher Price Mortgage Loan (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. APR of xxxx exceeds maximum of xxxx%. Loan is escrowed.
2021030102	xxxx	xxxx	xxxx	QC Complete	North Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the xxxx Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the xxxx Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.
2021030184	xxxx	xxxx	xxxx	QC Complete	North Carolina	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xxxx Allowed: xxxx Over by: + xxxx
2021030437	xxxx	xxxx	xxxx	xxxx	QC Complete	Ohio	xxxx	Compliance	Compliance	Active	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
2021030291		xxxx	xxxx	xxxx		QC Complete	Texas	xxxx	Credit	Guidelines	Active	2: Acceptable with Warnings	* Credit score does not meet guidelines (Lvl 2)	Credit score does not meet the minimum requirements. Lender allowed exception as primary borrowers credit score is only 1 point below cut off. Comp factors "No deliquent credit other than student loans over 2 yrs, 27 months reserves, over min. residual income."